Intangible Assets	9 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
(5)	Intangible Assets

The following is a summary of the Company’s acquired intangible assets:

	December 31, 2015
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Intangibles, Net

Developed technologies	10	$280,000	$1,074	$278,926
Customer relationships	10	3,150,000	12,082	3,137,918
Non-compete agreement	3	67,000	857	66,143

Total intangible assets, net	10	$3,497,000	$14,013	$3,482,987

	September 30, 2016 (unaudited)
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Intangibles, Net
Developed technologies	5	$280,000	$24,078	$255,922
Customer relationships	10	3,150,000	248,332	2,901,668
Non-compete agreement	3	67,000	17,607	49,393

Total intangible assets, net	10	$3,497,000	$290,017	$3,206,983

During the nine months ended September 30, 2016, the Company re-evaluated the useful life of the developed technologies intangible asset and determined the useful life should be reduced from 10 years to 5 years.

The estimated annual amortization of intangible assets for the next five years and thereafter is shown in the following table. Actual amortization expense to be reported in future periods could differ from these estimates as a results of acquisitions, divestitures, asset impairments, among other factors. Amortization expense was $0 and $14,013 for the years ended December 31, 2014 and 2015, $0 and $93,338 for the three months ended September 30, 2015 and 2016 (unaudited), respectively, and $0 and $276,004 for the nine months ended September 30, 2015 and 2016 (unaudited), respectively.

Year Ending	December 31, 2015	September 30, 2016 (unaudited)
2016	$365,333	$97,346
2017	365,333	389,385
2018	364,477	388,529
2019	343,000	367,052
2020	343,000	366,333
Thereafter	1,701,844	1,598,338

Total	$3,482,987	$3,206,983